Schedule of Other Information Related to Leases (Details)	Oct. 31, 2022	Jul. 31, 2022	Jul. 31, 2021
Leases
Weighted-average remaining lease term	3 years 10 months 24 days	4 years	5 years
Weighted-average discount rate	10.13%	9.97%	9.95%